                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07503

                            Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

         1221 Avenue of the Americas, New York, New York      10020
            (Address of principal executive offices)       (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: May 31, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY JAPAN FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the year ended May 31, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED MAY 31, 2006

                                                                 MORGAN
                                                                STANLEY
                                                                CAPITAL
                                                          INTERNATIONAL          LIPPER
                                                                 (MSCI)           JAPAN
                                                                  JAPAN           FUNDS
 CLASS A        CLASS B       CLASS C        CLASS D           INDEX(1)        INDEX(2)
  32.78%         31.74%        31.82%         33.02%             37.24%          30.32%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The Japanese stock markets rose significantly for the 12 months ended May 31, 2006, as evidenced by the MSCI Japan Index's advance of nearly 40 percent for the period. The rising markets were mainly supported by sustained positive macroeconomic factors together with micro-level improvements in corporate earnings. In mid-August, the markets began a strong rally amid a positive outlook announced by the Bank of Japan as well as Prime Minister Koizumi's call for a "snap election" over postal privatization bills, which fuelled investors' expectation of further economic reforms. The market continued to rise through December, with very narrow leadership, specifically by economically sensitive high-beta sectors, such as financials and commodity related companies. The markets turned more volatile in mid-January triggered by allegations of fraud at one of Japan's best known Internet companies; and small-cap and growth stocks declined sharply. Since then, it appears that investors' attention has begun to focus more on companies with higher quality disclosure and more transparent balance sheets. The stock markets gained in March and, in April, reached their highest level since 2000, supported by the Bank of Japan lifting its ultra-loose monetary policy and by solid "TANKAN" (i.e., a short-term economic survey of enterprises in Japan) economic reports. However, the stock markets severely dropped in May amid concerns over the negative effects of worldwide monetary tightening as well as conservative earnings outlooks announced by Japanese companies.

PERFORMANCE ANALYSIS

Morgan Stanley Japan Fund underperformed the Morgan Stanley Capital International (MSCI) Japan Index and outperformed the Lipper Japan Funds Index for the 12 months ended May 31, 2006, assuming no deduction of applicable sales charges.

Relative to the MSCI Japan Index, on a sector basis, an underweight position in banks and an overweight position in technology hardware and equipment dampened gains. In terms of stock selection, holdings within capital goods, retailing and materials detracted from the relative performance. In particular, selected holdings in the retailing and the consumer durables and apparel sectors declined due to unfavorable company-specific news, contributing negatively to the Fund's return.

In contrast, an overweight allocation to capital goods and an underweight allocation to telecommunication services contributed positively to relative returns. Another area of strength for the Fund included stock selection in the food, beverage and tobacco, utilities, and commercial services and supplies. Additionally, the Fund benefited from its exposure to selected utilities and food and staples retailing stocks. These holdings advanced strongly due to positive company-specific factors.

In October, we started shifting the Fund's holdings toward companies generating substantial free cash flow with what we considered to be valuable intangible assets at the forefront of structural change in the Japanese economy. This focus supported the Fund's relative performance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Secom Techno Service Co., Ltd.                                            4.1%
Canon Inc.                                                                4.0
Hisamitsu Pharmaceutical Co., Inc.                                        4.0
Roland DG Corp.                                                           3.7
Taiyo Nippon Sanso Corp.                                                  3.7
Electric Power Development Co., Ltd.                                      3.6
Mizuho Financial Group, Inc.                                              3.6
SMC Corporation                                                           3.5
ITO EN, Ltd.                                                              3.4
Sumitomo Mitsui Financial Group, Inc.                                     3.3

TOP FIVE INDUSTRIES

Electronic Equipment/Instruments                                          8.2%
Chemicals: Specialty                                                      6.6
Electronic Components                                                     6.2
Pharmaceuticals: Other                                                    6.1
Computer Peripherals                                                      5.5

DATA AS OF MAY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

The Fund will normally invest at least 80 percent of its assets in common or preferred stocks (including depositary receipts) of companies that are located in Japan. A company will be considered located in Japan if (i) it is organized under the laws of Japan and has its principal office in Japan, (ii) it derives 50 percent or more of its revenues from businesses in Japan or (iii) its equity securities are traded principally on a Japanese stock exchange.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

            FUND++    MSCI JAPAN INDEX(1)   LIPPER JAPAN FUNDS INDEX(2)
May-1996   $  10,000         $  10,000               $  10,000
May-1997   $   9,147         $   8,524               $   9,415
May-1998   $   6,941         $   6,158               $   7,182
May-1999   $   8,321         $   7,427               $   9,123
May-2000   $  11,008         $   9,632               $  13,121
May-2001   $   8,409         $   7,624               $   9,572
May-2002   $   6,782         $   6,296               $   7,729
May-2003   $   5,231         $   4,745               $   5,982
May-2004   $   7,404         $   7,069               $   9,174
May-2005   $   7,535         $   7,347               $   9,232
May-2006   $   9,927         $  10,083               $  12,031

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2006

                      CLASS A SHARES*         CLASS B SHARES**      CLASS C SHARES+        CLASS D SHARES^
                     (SINCE 07/28/97)         (SINCE 04/26/96)     (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                         JPNAX                    JPNBX                JPNCX                   JPNDX
1 YEAR                         32.78%(3)                31.74%(3)             31.82%(3)             33.02%(3)
                               25.81(4)                 26.74(4)              30.82(4)                 --

5 YEARS                         4.25(3)                  3.37(3)               3.36(3)               4.41(3)
                                3.13(4)                  3.02(4)               3.36(4)                 --

10 YEARS                          --                    (0.07)(3)                --                    --
                                  --                    (0.07)(4)                --                    --

SINCE INCEPTION                 1.30(3)                 (0.47)(3)              0.47(3)               1.49(3)
                                0.68(4)                 (0.47)(4)              0.47(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*      THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^      CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX IS A CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF CERTAIN COMPANIES TRADED ON THE JAPANESE STOCK MARKET IN US DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY JAPAN. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER JAPAN FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER JAPAN FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++     ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/05 - 05/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING        ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                    12/01/05 -
                                                    12/01/05         05/31/06        05/31/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (14.08% return)                            $    1,000.00   $    1,140.80    $        9.82
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,015.76    $        9.25
CLASS B
Actual (13.63% return)                            $    1,000.00   $    1,136.30    $       13.85
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,011.97    $       13.04
CLASS C
Actual (13.65% return)                            $    1,000.00   $    1,136.50    $       12.41
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,013.31    $       11.70
CLASS D
Actual (14.10% return)                            $    1,000.00   $    1,141.00    $        8.54
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,016.95    $        8.05

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.84%, 2.60%, 2.33% AND 1.60% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund's assets under management were relatively small. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY JAPAN FUND

PORTFOLIO OF INVESTMENTS - MAY 31, 2006

  NUMBER OF
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
                COMMON STOCKS (a) (98.8%)
                ADVERTISING/MARKETING SERVICES (1.5%)
          396   DENTSU INC                                         $   1,158,709
                                                                   -------------
                APPAREL/FOOTWEAR (4.1%)
       77,000   Daidoh, Ltd.                                           1,080,696
      293,000   Descente, Ltd.                                         1,512,848
       34,000   Levi Strauss Japan Kabushiki Kaisha                      708,953
                                                                   -------------
                                                                       3,302,497
                                                                   -------------
                APPAREL/FOOTWEAR RETAIL (1.8%)
       78,200   Nishimatsuya Chain Co., Ltd.                           1,455,017
                                                                   -------------
                BEVERAGES: NON-ALCOHOLIC (3.4%)
       83,500   ITO EN, Ltd.                                           2,726,605
                                                                   -------------
                CHEMICALS: SPECIALTY (6.6%)
       41,400   Shin-Etsu Chemical Co., Ltd.                           2,343,753
      359,000   Taiyo Nippon Sanso Corp.                               2,914,941
                                                                   -------------
                                                                       5,258,694
                                                                   -------------
                COMPUTER PERIPHERALS (5.5%)
      105,100   Roland DG Corp.                                        2,931,285
          774   Wacom Co., Ltd.                                        1,430,152
                                                                   -------------
                                                                       4,361,437
                                                                   -------------
                CONTAINERS/PACKAGING (1.2%)
       49,500   Pack Corp. (The)                                         950,894
                                                                   -------------
                ELECTRIC UTILITIES (3.6%)
       76,800   Electric Power Development Co., Ltd.                   2,840,575
                                                                   -------------
                ELECTRONIC COMPONENTS (6.2%)
          202   AXELL Corp.                                              707,193
       30,600   Hamamatsu Photonics KK                                 1,004,858
       66,100   Hoya Corp.                                             2,548,685
       64,300   Zuken Inc.                                               657,938
                                                                   -------------
                                                                       4,918,674
                                                                   -------------
                ELECTRONIC DISTRIBUTORS (1.7%)
       90,000   Fujitsu Devices, Inc.                                  1,331,170
                                                                   -------------
                ELECTRONIC EQUIPMENT/INSTRUMENTS (8.2%)
       46,100   Canon Inc.                                         $   3,211,318
        8,800   Keyence Corp.                                          2,256,526
       53,000   Ricoh Co., Ltd.                                        1,041,524
                                                                   -------------
                                                                       6,509,368
                                                                   -------------
                ELECTRONICS/APPLIANCE STORES (1.5%)
       95,700   Culture Convenience Club Co., Ltd.                     1,174,304
                                                                   -------------
                ENGINEERING & CONSTRUCTION (1.4%)
      144,000   Kandenko Co., Ltd.                                     1,125,380
                                                                   -------------
                FINANCIAL CONGLOMERATES (3.6%)
          346   Mizuho Financial Group, Inc.                           2,830,960
                                                                   -------------
                FOOD: SPECIALTY/CANDY (3.1%)
       62,800   Unicharm Petcare Corp.                                 2,465,806
                                                                   -------------
                INDUSTRIAL MACHINERY (3.4%)
       19,600   SMC Corporation                                        2,747,745
                                                                   -------------
                INFORMATION TECHNOLOGY SERVICES (3.0%)
      103,800   Hitachi Systems & Services, Ltd.                       2,398,157
                                                                   -------------
                INTERNET RETAIL (1.1%)
       35,900   ASKUL Corp.                                              926,325
                                                                   -------------
                MAJOR BANKS (3.3%)
          253   Sumitomo Mitsui Financial Group, Inc.                  2,589,882
                                                                   -------------
                METAL FABRICATIONS (2.4%)
      102,200   Tsubaki Nakashima Co., Ltd.                            1,886,139
                                                                   -------------
                MISCELLANEOUS COMMERCIAL SERVICES (5.2%)
       26,800   ART Corp.                                                847,756
       72,000   Secom Techno Service Co., Ltd.                         3,280,063
                                                                   -------------
                                                                       4,127,819
                                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
                PACKAGED SOFTWARE (2.2%)
       50,500   Trend Micro Inc.                                   $   1,748,275
                                                                   -------------
                PHARMACEUTICALS: OTHER (6.1%)
      101,500   Hisamitsu Pharmaceutical Co., Inc.                     3,156,395
       57,000   Tsumura & Co.                                          1,709,213
                                                                   -------------
                                                                       4,865,608
                                                                   -------------
                REAL ESTATE DEVELOPMENT (0.8%)
       92,000   Airport Facilities Co., Ltd.                             618,656
                                                                   -------------
                RECREATIONAL PRODUCTS (1.9%)
       80,800   KOEI Co., Ltd.                                         1,514,223
                                                                   -------------
                REGIONAL BANKS (2.4%)
      258,000   Bank of Fukuoka, Ltd. (The)                            1,885,724
                                                                   -------------
                RESTAURANTS (1.1%)
       41,700   Ichibanya Co., Ltd.                                      862,656
                                                                   -------------
                STEEL (5.2%)
       51,300   JFE Holdings, Inc.                                     2,220,955
      506,000   Nippon Steel Corp.                                     1,908,640
                                                                   -------------
                                                                       4,129,595
                                                                   -------------
                TRUCKS/CONSTRUCTION/FARM MACHINERY (2.7%)
       88,700   Hitachi Construction Machinery Co., Ltd.               2,171,220
                                                                   -------------
                WHOLESALE DISTRIBUTORS (4.6%)
       56,800   Impact 21 Co., Ltd.                                    1,309,681
      119,300   Meiko Shokai Co., Ltd.                                 1,465,038
       36,000   Toyota Tsusho Corp.                                      876,188
                                                                   -------------
                                                                       3,650,907
                                                                   -------------
                TOTAL COMMON STOCKS
                 (COST $67,980,014)                                   78,533,021
                                                                   -------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                              VALUE
--------------------------------------------------------------------------------
                SHORT-TERM INVESTMENT (1.1%)
                REPURCHASE AGREEMENT
$         859   Joint repurchase agreement
                account 5.01% due 06/01/06
                (dated 05/31/06; proceeds
                $859,120) (b)
                (COST $859,000)                                    $     859,000
                                                                   -------------
TOTAL INVESTMENTS
 (COST $68,839,014) (c)                             99.9%             79,392,021
OTHER ASSETS IN EXCESS OF LIABILITIES                0.1                 110,413
                                                   -----           -------------
NET ASSETS                                         100.0%          $  79,502,434
                                                   =====           =============

----------
     (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $78,533,021 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $68,839,014. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $12,080,566 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,527,559, RESULTING IN NET UNREALIZED APPRECIATION OF $10,553,007.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

SUMMARY OF INVESTMENTS - MAY 31, 2006

                                                                   PERCENT OF
INDUSTRY                                           VALUE           NET ASSETS
-----------------------------------------------------------------------------
Electronic Equipment/Instruments               $  6,509,368           8.2%
Chemicals: Specialty                              5,258,694           6.6
Electronic Components                             4,918,674           6.2
Pharmaceuticals: Other                            4,865,608           6.1
Computer Peripherals                              4,361,437           5.5
Steel                                             4,129,595           5.2
Miscellaneous Commercial Services                 4,127,819           5.2
Wholesale Distributors                            3,650,907           4.6
Apparel/Footwear                                  3,302,497           4.1
Electric Utilities                                2,840,575           3.6
Financial Conglomerates                           2,830,960           3.6
Industrial Machinery                              2,747,745           3.4
Beverages: Non-Alcoholic                          2,726,605           3.4
Major Banks                                       2,589,882           3.2
Food: Specialty/Candy                             2,465,806           3.1
Information Technology Services                   2,398,157           3.0
Trucks/Construction/Farm Machinery             $  2,171,220           2.7%
Metal Fabrications                                1,886,139           2.4
Regional Banks                                    1,885,724           2.4
Packaged Software                                 1,748,275           2.2
Recreational Products                             1,514,223           1.9
Apparel/Footwear Retail                           1,455,017           1.8
Electronic Distributors                           1,331,170           1.7
Electronics/Appliance Stores                      1,174,304           1.5
Advertising/Marketing Services                    1,158,709           1.5
Engineering & Construction                        1,125,380           1.4
Containers/Packaging                                950,894           1.2
Internet Retail                                     926,325           1.2
Restaurants                                         862,656           1.1
Repurchase Agreement                                859,000           1.1
Real Estate Development                             618,656           0.8
                                               ------------          ----
                                               $ 79,392,021          99.9%
                                               ============          ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2006

ASSETS:
Investments in securities, at value (cost $68,839,014)                             $  79,392,021
Cash (including $881 in foreign currency, at value with a cost of $881)                    1,754
Receivable for:
    Dividends                                                                            425,020
    Shares of beneficial interest sold                                                    18,630
Prepaid expenses and other assets                                                         35,726
                                                                                   -------------
    TOTAL ASSETS                                                                      79,873,151
                                                                                   -------------
LIABILITIES:
Payable for:
    Shares of beneficial interest redeemed                                               164,079
    Investment advisory fee                                                               67,157
    Distribution fee                                                                      46,187
    Administration fee                                                                     6,175
    Transfer agent fee                                                                     2,620
Accrued expenses and other payables                                                       84,499
                                                                                   -------------
    TOTAL LIABILITIES                                                                    370,717
                                                                                   -------------
    NET ASSETS                                                                     $  79,502,434
                                                                                   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $ 107,287,899
Net unrealized appreciation                                                           10,566,306
Accumulated net investment loss                                                          (22,260)
Accumulated net realized loss                                                        (38,329,511
                                                                                   -------------
    NET ASSETS                                                                     $  79,502,434
                                                                                   =============
CLASS A SHARES:
Net Assets                                                                         $  33,084,064
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              3,433,700
    NET ASSET VALUE PER SHARE                                                      $        9.64
                                                                                   =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $       10.17
                                                                                   =============
CLASS B SHARES:
Net Assets                                                                         $  24,258,719
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              2,669,382
    NET ASSET VALUE PER SHARE                                                      $        9.09
                                                                                   =============
CLASS C SHARES:
Net Assets                                                                         $  14,706,459
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              1,635,362
    NET ASSET VALUE PER SHARE                                                      $        8.99
                                                                                   =============
CLASS D SHARES:
Net Assets                                                                         $   7,453,192
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                761,194
    NET ASSET VALUE PER SHARE                                                      $        9.79
                                                                                   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MAY 31, 2006

NET INVESTMENT LOSS:
INCOME
Dividends (net of $72,051 foreign withholding tax)                                 $     957,263
Interest                                                                                  67,762
                                                                                   -------------
    TOTAL INCOME                                                                       1,025,025
                                                                                   -------------
EXPENSES
Investment advisory fee                                                                  650,637
Distribution fee (Class A shares)                                                         69,698
Distribution fee (Class B shares)                                                        248,726
Distribution fee (Class C shares)                                                        132,078
Transfer agent fees and expenses                                                         173,345
Professional fees                                                                         81,495
Shareholder reports and notices                                                           65,254
Tax                                                                                       61,476
Administration fee                                                                        59,829
Registration fees                                                                         49,139
Custodian fees                                                                            39,619
Trustees' fees and expenses                                                                  897
Other                                                                                     23,883
                                                                                   -------------
    TOTAL EXPENSES                                                                     1,656,076
Less: expense offset                                                                        (343)
                                                                                   -------------
    NET EXPENSES                                                                       1,655,733
                                                                                   -------------
    NET INVESTMENT LOSS                                                                 (630,708)
                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                                           26,518,444
Foreign exchange transactions                                                            (39,663)
                                                                                   -------------
    NET REALIZED GAIN                                                                 26,478,781
                                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                           (5,713,645)
Translation of other assets and liabilities denominated in foreign currencies             23,110
                                                                                   -------------
    NET DEPRECIATION                                                                  (5,690,535)
                                                                                   -------------
    NET GAIN                                                                          20,788,246
                                                                                   -------------
NET INCREASE                                                                       $  20,157,538
                                                                                   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR       FOR THE YEAR
                                                                              ENDED               ENDED
                                                                           MAY 31, 2006       MAY 31, 2005
                                                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $      (630,708)   $      (944,377)
Net realized gain                                                             26,478,781          9,100,604
Net change in unrealized appreciation/depreciation                            (5,690,535)        (7,073,529)
                                                                         ---------------    ---------------

    NET INCREASE                                                              20,157,538          1,082,698

Net decrease from transactions in shares of beneficial interest               (7,889,406)       (28,874,645)
                                                                         ---------------    ---------------

    NET INCREASE (DECREASE)                                                   12,268,132        (27,791,947)

NET ASSETS:
Beginning of period                                                           67,234,302         95,026,249
                                                                         ---------------    ---------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $22,260 AND
$351,309, RESPECTIVELY)                                                  $    79,502,434    $    67,234,302
                                                                         ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.87% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $299,208 for the year ended May 31, 2006.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,878,629 at May 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.86%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $203, $70,800 and $8,400, respectively and received $66,997 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2006 aggregated $79,898,789 and $88,795,526, respectively.

For the year ended May 31, 2006, the Fund incurred $2,175 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser, and Distributor is the Fund's transfer agent.

At May 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, owned 68,700 Class D shares of beneficial interest of the Fund.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                FOR THE YEAR                        FOR THE YEAR
                                                    ENDED                               ENDED
                                                MAY 31, 2006                        MAY 31, 2005
                                      --------------------------------    --------------------------------
                                          SHARES            AMOUNT            SHARES            AMOUNT
                                      --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                         650,329    $    6,023,007           333,773    $    2,440,766
Conversion from Class B                      389,688         3,387,354         2,964,994        21,525,065
Redeemed                                  (1,079,340)       (9,138,702)         (367,979)       (2,692,234)
                                      --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A           (39,323)          271,659         2,930,788        21,273,597
                                      --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                       1,528,224        12,684,629           710,693         4,967,838
Conversion to Class A                       (411,764)       (3,387,354)       (3,119,696)      (21,525,065)
Redeemed                                  (1,848,832)      (15,244,545)       (2,483,338)      (17,331,868)
                                      --------------    --------------    --------------    --------------
Net decrease -- Class B                     (732,372)       (5,947,270)       (4,892,341)      (33,889,095)
                                      --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                         332,202         2,702,932           767,357         5,290,939
Redeemed                                    (799,847)       (6,600,220)         (401,617)       (2,766,080)
                                      --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C          (467,645)       (3,897,288)          365,740         2,524,859
                                      --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                         580,176         5,205,815           438,653         3,308,663
Redeemed                                    (394,590)       (3,522,322)       (3,126,252       (22,092,669
                                      --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D           185,586         1,683,493        (2,687,599)      (18,784,006)
                                      --------------    --------------    --------------    --------------
Net decrease in Fund                      (1,053,754)   $   (7,889,406)       (4,283,412    $  (28,874,645
                                      ==============    ==============    ==============    ==============

6. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2006, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                         --
Capital loss carryforward*            $ (38,329,503)
Post-October losses                         (22,138)
Temporary differences                          (130)
Net unrealized appreciation              10,566,306
                                      -------------
Total accumulated losses              $ (27,785,465)
                                      =============

*During the year ended May 31, 2006, the Fund utilized $7,584,183 of its net capital loss carryforward. As of May 31, 2006, the Fund had a net capital loss carryforward of $38,329,503 of which $25,439,604 will expire on May 31, 2007, $5,950,252 will expire on May 31, 2011, $5,610,998 will expire on May 31, 2012 and $1,328,649 will expire on May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and permanent book/tax differences primarily attributable to tax adjustments on passive foreign investment companies sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $311,577, paid-in-capital was charged $648,180 and accumulated net investment loss was credited $959,757.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the

Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

MORGAN STANLEY JAPAN FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED MAY 31,
                                            ----------------------------------------------------------------------
                                               2006           2005           2004           2003           2002
                                            ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     7.26     $     7.08     $     4.95     $     6.38     $     7.83
                                            ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                          (0.04)         (0.04)         (0.05)         (0.03)         (0.06)
  Net realized and unrealized gain (loss)         2.42           0.22           2.18          (1.40)         (1.39)
                                            ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                       2.38           0.18           2.13          (1.43)         (1.45)
                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of period              $     9.64     $     7.26     $     7.08     $     4.95     $     6.38
                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN+                                    32.78%          2.54%         43.03%        (22.41)%       (18.52)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.85%          1.77%          1.80%          2.00%          1.82%

Net investment loss                              (0.48)%        (0.62)%        (0.70)%        (0.93)%        (1.00)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $   33,084     $   25,206     $    3,839     $    4,493     $    1,914

Portfolio turnover rate                            110%             4%            33%            95%            14%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED MAY 31,
                                            ----------------------------------------------------------------------
                                               2006           2005           2004           2003           2002
                                            ----------     ----------     ----------     ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     6.90     $     6.78     $     4.79     $     6.21     $     7.70
                                            ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                          (0.11)         (0.09)         (0.09)         (0.09)         (0.11)
  Net realized and unrealized gain (loss)         2.30           0.21           2.08          (1.33)         (1.38)
                                            ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                       2.19           0.12           1.99          (1.42)         (1.49)
                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of period              $     9.09     $     6.90     $     6.78     $     4.79     $     6.21
                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN+                                    31.74%          1.77%         41.54%        (22.87)%       (19.35)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          2.61%          2.53%          2.56%          2.76%          2.57%

Net investment loss                              (1.24)%        (1.37)%        (1.46)%        (1.69)%        (1.75)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $   24,259     $   23,458     $   56,197     $   37,160     $   61,562

Portfolio turnover rate                            110%             4%            33%            95%            14%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED MAY 31,
                                            ----------------------------------------------------------------------
                                               2006           2005           2004           2003           2002
                                            ----------     ----------     ----------     ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     6.82     $     6.70     $     4.73     $     6.14     $     7.62
                                            ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                          (0.09)         (0.09)         (0.09)         (0.08)         (0.11)
  Net realized and unrealized gain (loss)         2.26           0.21           2.06          (1.33)         (1.37)
                                            ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                       2.17           0.12           1.97          (1.41)         (1.48)
                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of period              $     8.99     $     6.82     $     6.70     $     4.73     $     6.14
                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN+                                    31.82%          1.79%         41.65%        (22.96)%       (19.42)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          2.47%          2.53%          2.56%          2.76%          2.57%

Net investment loss                              (1.10)%        (1.37)%        (1.46)%        (1.69)%        (1.75)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $   14,706     $   14,335     $   11,638     $    6,109     $    4,304

Portfolio turnover rate                            110%             4%            33%            95%            14%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED MAY 31,
                                            ----------------------------------------------------------------------
                                               2006           2005           2004           2003           2002
                                            ----------     ----------     ----------     ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     7.36     $     7.16     $     5.01     $     6.43     $     7.89
                                            ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                          (0.01)         (0.05)         (0.03)         (0.04)         (0.05)
  Net realized and unrealized gain (loss)         2.44           0.25           2.18          (1.38)         (1.41)
                                            ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                       2.43           0.20           2.15          (1.42)         (1.46)
                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of period              $     9.79     $     7.36     $     7.16     $     5.01     $     6.43
                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN+                                    33.02%          2.79%         42.91%        (22.08)%       (18.50)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.61%          1.53%          1.56%          1.76%          1.57%

Net investment loss                              (0.24)%        (0.37)%        (0.46)%        (0.69)%        (0.75)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $    7,453     $    4,235     $   23,353     $   11,797     $   14,856

Portfolio turnover rate                            110%             4%            33%            95%            14%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Japan Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Japan Fund (the "Fund"), including the portfolio of investments, as of May 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Japan Fund as of May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 20, 2006

MORGAN STANLEY JAPAN FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                       TERM OF                             IN FUND
                                        POSITION(S)  OFFICE AND                            COMPLEX
    NAME, AGE AND ADDRESS OF             HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)  OVERSEEN          OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*  DURING PAST 5 YEARS**  BY TRUSTEE***        HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------- ------------- ----------------------------
Michael Bozic (65)                      Trustee     Since        Private Investor;       197           Director of various business
c/o Kramer Levin Naftalis & Frankel LLP             April 1994   Chairman of the                       organizations.
Counsel to the Independent Trustees                              Insurance Committee
1177 Avenue of the Americas                                      (since July 2006) and
New York, NY 10036                                               Director or Trustee of
                                                                 the Retail Funds (since
                                                                 April 1994) and the
                                                                 Institutional Funds
                                                                 (since July 2003);
                                                                 formerly Vice Chairman
                                                                 of Kmart Corporation
                                                                 (December 1998-October
                                                                 2000), Chairman and
                                                                 Chief Executive Officer
                                                                 of Levitz Furniture
                                                                 Corporation (November
                                                                 1995-November 1998) and
                                                                 President and Chief
                                                                 Executive Officer of
                                                                 Hills Department Stores
                                                                 (May 1991-July 1995);
                                                                 formerly variously
                                                                 Chairman, Chief
                                                                 Executive Officer,
                                                                 President and Chief
                                                                 Operating Officer
                                                                 (1987-1991) of the
                                                                 Sears Merchandise Group
                                                                 of Sears, Roebuck & Co.

Edwin J. Garn (73)                      Trustee     Since        Consultant; Director or 197           Director of Franklin Covey
1031 N. Chartwell Court                             January      Trustee of the Retail                 (time management systems),
Salt Lake City, UT 84103                            1993         Funds (since January                  BMW Bank of North America,
                                                                 1993) and the                         Inc. (industrial loan
                                                                 Institutional Funds                   corporation), Escrow Bank
                                                                 (since July 2003);                    USA (industrial loan
                                                                 member of the Utah                    corporation), United Space
                                                                 Regional Advisory Board               Alliance (joint venture
                                                                 of Pacific Corp.                      between Lockheed Martin and
                                                                 (utility company);                    the Boeing Company) and
                                                                 formerly Managing                     Nuskin Asia Pacific
                                                                 Director of Summit                    (multilevel marketing);
                                                                 Ventures LLC                          member of the board of
                                                                 (2000-2004) (lobbying                 various civic and charitable
                                                                 and consulting firm);                 organizations.
                                                                 United States Senator
                                                                 (R-Utah) (1974-1992)
                                                                 and Chairman, Senate
                                                                 Banking Committee
                                                                 (1980-1986), Mayor of
                                                                 Salt Lake City, Utah
                                                                 (1971-1974), Astronaut,
                                                                 Space Shuttle Discovery
                                                                 (April 12-19, 1985),
                                                                 and Vice Chairman,
                                                                 Huntsman Corporation
                                                                 (chemical company).

Wayne E. Hedien (72)                    Trustee     Since        Retired; Director or    197           Director of The PMI Group
c/o Kramer Levin Naftalis & Frankel LLP             September    Trustee of the Retail                 Inc. (private mortgage
Counsel to the Independent Trustees                 1997         Funds (since September                insurance); Trustee and Vice
1177 Avenue of the Americas                                      1997) and the                         Chairman of The Field Museum
New York, NY 10036                                               Institutional Funds                   of Natural History; director
                                                                 (since July 2003);                    of various other business
                                                                 formerly associated                   and charitable
                                                                 with the Allstate                     organizations.
                                                                 Companies (1966-1994),
                                                                 most recently as
                                                                 Chairman of The
                                                                 Allstate Corporation
                                                                 (March 1993-December
                                                                 1994) and Chairman and
                                                                 Chief Executive Officer
                                                                 of its wholly-owned
                                                                 subsidiary, Allstate
                                                                 Insurance Company (July
                                                                 1989-December 1994).

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                       TERM OF                             IN FUND
                                        POSITION(S)  OFFICE AND                            COMPLEX
    NAME, AGE AND ADDRESS OF             HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)  OVERSEEN          OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*  DURING PAST 5 YEARS**  BY TRUSTEE***        HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------- ------------- ----------------------------
Dr. Manuel H. Johnson (57)              Trustee     Since        Senior Partner, Johnson 197           Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.                       July 1991    Smick International,                  construction); Director of
888 16th Street, NW                                              Inc., a consulting                    KFX Energy; Director of RBS
Suite 740                                                        firm; Chairman of the                 Greenwich Capital Holdings
Washington, D.C. 20006                                           Audit Committee and                   (financial holding company).
                                                                 Director or Trustee of
                                                                 the Retail Funds (since
                                                                 July 1991) and the
                                                                 Institutional Funds
                                                                 (since July 2003);
                                                                 Co-Chairman and a
                                                                 founder of the Group of
                                                                 Seven Council (G7C), an
                                                                 international economic
                                                                 commission; formerly
                                                                 Vice Chairman of the
                                                                 Board of Governors of
                                                                 the Federal Reserve
                                                                 System and Assistant
                                                                 Secretary of the U.S.
                                                                 Treasury.

Joseph J. Kearns (63)                   Trustee     Since        President, Kearns &     198           Director of Electro Rent
c/o Kearns & Associates LLC                         July 2003    Associates LLC                        Corporation (equipment
PMB754                                                           (investment                           leasing), The Ford Family
23852 Pacific Coast Highway                                      consulting); Deputy                   Foundation, and the UCLA
Malibu, CA 90265                                                 Chairman of the Audit                 Foundation.
                                                                 Committee and Director
                                                                 or Trustee of the
                                                                 Retail Funds (since
                                                                 July 2003) and the
                                                                 Institutional Funds
                                                                 (since August 1994);
                                                                 previously Chairman of
                                                                 the Audit Committee of
                                                                 the Institutional Funds
                                                                 (October 2001-July
                                                                 2003); formerly CFO of
                                                                 the J. Paul Getty
                                                                 Trust.

Michael E. Nugent (70)                  Chairman    Chairman of  General Partner of      197           None.
c/o Triumph Capital, L.P.               of the      the Board    Triumph Capital, L.P.,
445 Park Avenue                         Board       (since July  a private investment
New York, NY 10022                      and         2006) and    partnership; Chairman
                                        Trustee     Trustee      of the Board of the
                                                    (since July  Retail Funds and
                                                    1991)        Institutional Funds
                                                                 (since July 2006) and
                                                                 Director or Trustee of
                                                                 the Retail Funds (since
                                                                 July 1991) and the
                                                                 Institutional Funds
                                                                 (since July 2001);
                                                                 formerly Chairman of
                                                                 the Insurance Committee
                                                                 (July 1991-July 2006),
                                                                 Vice President, Bankers
                                                                 Trust Company and BT
                                                                 Capital Corporation
                                                                 (1984-1988).

Fergus Reid (73)                        Trustee     Since        Chairman of Lumelite    198           Trustee and Director of
c/o Lumelite Plastics Corporation                   July 2003    Plastics Corporation;                 certain investment companies
85 Charles Colman Blvd.                                          Chairman of the                       in the JPMorgan Funds
Pawling, NY 12564                                                Governance Committee                  complex managed by J.P.
                                                                 and Director or Trustee               Morgan Investment Management
                                                                 of the Retail Funds                   Inc.
                                                                 (since July 2003) and
                                                                 the Institutional Funds
                                                                 (since June 1992).

INTERESTED TRUSTEES:

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                       TERM OF                             IN FUND
                                        POSITION(S)  OFFICE AND                            COMPLEX
    NAME, AGE AND ADDRESS OF             HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)  OVERSEEN          OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*  DURING PAST 5 YEARS**  BY TRUSTEE***        HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------- ------------- ----------------------------
Charles A. Fiumefreddo (73)             Trustee     Since        Director or Trustee of  197           None.
c/o Morgan Stanley Trust                            July 1991    the Retail Funds (since
Harborside Financial Center                                      July 1991) and the
Plaza Two                                                        Institutional Funds
Jersey City, NJ 07311                                            (since July 2003);
                                                                 formerly Chairman of
                                                                 the Retail Funds (July
                                                                 1991-July 2006) and the
                                                                 Institutional Funds
                                                                 (July 2003-July 2006)
                                                                 and Chief Executive
                                                                 Officer of the Retail
                                                                 Funds (until September
                                                                 2002).

James F. Higgins (58)                   Trustee     Since        Director or Trustee of  197           Director of AXA Financial,
c/o Morgan Stanley Trust                            July 2000    the Retail Funds (since               Inc. and The Equitable Life
Harborside Financial Center                                      June 2000) and the                    Assurance Society of the
Plaza Two                                                        Institutional Funds                   United States (financial
Jersey City, NJ 07311                                            (since July 2003);                    services).
                                                                 Senior Advisor of
                                                                 Morgan Stanley (since
                                                                 August 2000).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                TERM OF
                              POSITION(S)     OFFICE AND
 NAME, AGE AND ADDRESS OF      HELD WITH       LENGTH OF
     EXECUTIVE OFFICER        REGISTRANT      TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  --------------  --------------  -------------------------------------------------------------
Ronald E. Robison (67)       President and   President       President (since September 2005) and Principal Executive
1221 Avenue of the Americas  Principal       (since          Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020           Executive       September       President (since September 2005) and Principal Executive
                             Officer         2005) and       Officer (since May 2003) of the Van Kampen Funds; Managing
                                             Principal       Director, Director and/or Officer of the Investment Adviser
                                             Executive       and various entities affiliated with the Investment Adviser;
                                             Officer         Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                             (since May      Executive Vice President (July 2003 to September 2005) of
                                             2003)           funds in the Fund Complex and the Van Kampen Funds; President
                                                             and Director of the Institutional Funds (March 2001 to July
                                                             2003); Chief Global Operating Officer of Morgan Stanley
                                                             Investment Management Inc.; Chief Administrative Officer of
                                                             Morgan Stanley Investment Advisors Inc.; Chief Administrative
                                                             Officer of Morgan Stanley Services Company Inc.

J. David Germany (51)        Vice President  Since           Managing Director and (since December 2005) Chief Investment
Morgan Stanley                               February 2006   Officer - Global Fixed Income of Morgan Stanley Investment
Investment Management Ltd.                                   Management; Managing Director and Director of Morgan Stanley
25 Cabot Square                                              Investment Management Ltd.; Vice President (since February
Canary Wharf, London                                         2006) of the Retail and Institutional Funds.
United Kingdom E144QA

Dennis F. Shea (53)          Vice President  Since           Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                  February 2006   Officer - Global Equity of Morgan Stanley Investment
New York, NY 10020                                           Management; Vice President (since February 2006) of the
                                                             Retail and Institutional Funds. Formerly, Managing Director
                                                             and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)              Vice President  Since           Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                  February 1997   Investment Management; Managing Director of the Investment
New York, NY 10020                                           Adviser and various entities affiliated with the Investment
                                                             Adviser; Vice President of the Retail Funds and (since July
                                                             2003) the Institutional Funds. Formerly, Secretary, General
                                                             Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44)         Vice President  Since           Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                  July 2004       Management of Morgan Stanley Investment Management (since
New York, NY 10020                                           July 2004); Vice President of the Retail Funds and the
                                                             Institutional Funds (since July 2004); Vice President of the
                                                             Van Kampen Funds (since August 2004); Secretary (since
                                                             February 2006) and Managing Director (since July 2004) of the
                                                             Investment Adviser and various entities affiliated with the
                                                             Investment Adviser. Formerly, Managing Director and General
                                                             Counsel - Americas, UBS Global Asset Management (July 2000 to
                                                             July 2004).

Carsten Otto (42)            Chief           Since           Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas  Compliance      October 2004    Stanley Investment Management (since October 2004); Managing
New York, NY 10020           Officer                         Director and Chief Compliance Officer of Morgan Stanley
                                                             Investment Management. Formerly, Assistant Secretary and
                                                             Assistant General Counsel of the Retail Funds.

                                                TERM OF
                              POSITION(S)     OFFICE AND
 NAME, AGE AND ADDRESS OF      HELD WITH       LENGTH OF
     EXECUTIVE OFFICER        REGISTRANT      TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  --------------  --------------  -------------------------------------------------------------
Stefanie V. Chang Yu (39)    Vice President  Since           Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                  July 2003       entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                           President of the Retail Funds (since July 2002) and the
                                                             Institutional Funds (since December 1997). Formerly,
                                                             Secretary of various entities affiliated with the Investment
                                                             Adviser.

Francis J. Smith (40)        Treasurer and   Treasurer       Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust     Chief           (since July     entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center  Financial       2003) and       and Chief Financial Officer of the Retail Funds (since July
Plaza Two                    Officer         Chief           2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                        Financial       (September 2002 to July 2003).
                                             Officer (since
                                             September
                                             2002)

Mary E. Mullin (39)          Secretary       Since July      Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                  2003            entities affiliated with the Investment Adviser; Secretary of
New York, NY 10020                                           the Retail Funds (since July 2003) and the Institutional
                                                             Funds (since June 1999).

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

JPNRPT-38420RPT-RA06-00629P-Y05/06

[GRAPHIC]

                                                        MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                      JAPAN FUND


                                                                   ANNUAL REPORT
                                                                    MAY 31, 2006

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)   The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

       (2)   Not applicable.

       (3)   Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees/Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

     2006

                                       REGISTRANT      COVERED ENTITIES(1)
       AUDIT FEES                     $  34,641       N/A

       NON-AUDIT FEES
            AUDIT-RELATED FEES        $     531(2)    $ 5,190,300(2)
            TAX FEES                  $   6,388(3)    $ 2,044,491(4)
            ALL OTHER FEES            $      --       $        --
       TOTAL NON-AUDIT FEES           $   6,919       $ 7,234,791

       TOTAL                          $  41,560       $ 7,234,791

     2005

                                       REGISTRANT      COVERED ENTITIES(1)
       AUDIT FEES                     $  33,390       N/A

       NON-AUDIT FEES
            AUDIT-RELATED FEES        $     540(2)    $ 3,215,745(2)
            TAX FEES                  $   6,697(3)    $    24,000(4)
            ALL OTHER FEES            $      --       $        --
       TOTAL NON-AUDIT FEES           $   7,237       $ 3,239,745

       TOTAL                          $  40,627       $ 3,239,745

       N/A- Not applicable, as not required by Item 4.

       (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
       (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
       (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
       (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006